VESSELS AND EQUIPMENT, NET (Table)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance as of December 31, 2020	2,726,105	(458,419)	2,267,686
Additions Vessel Acquisitions	640,991	—	640,991
Additions BWTS	2,911	—	2,911
Disposals	(18,746)	4,103	(14,643)
Transfer from newbuildings	116,446	—	116,446
Transfer to held for sale	(27,635)	7,506	(20,129)
Impairment loss	(4,187)	—	(4,187)
Depreciation	—	(108,754)	(108,754)
Balance as of December 31, 2021	3,435,885	(555,564)	2,880,321
Additions BWTS	6,044	—	6,044
Disposals and transfer to Vessels Held for Sale*	(123,524)	30,358	(93,166)
Transfer to Vessels Held for Sale**	(17,627)	5,085	(12,542)
Depreciation	—	(114,872)	(114,872)
Balance as of December 31, 2022	3,300,778	(634,993)	2,665,785
*this line includes vessels sold and delivered to new owners during 2022
**this line includes transfer to Vessels held for sale which are reflected on the balance sheet as of December 31, 2022